Earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share
Schedule of earnings per share

	Half year 2020
				Net of tax and	Basic		Diluted
			Non- controlling	non- controlling	earnings		earnings
	Before tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the period	663	(129)	(22)	512	19.7	¢	19.7	¢
Short-term fluctuations in investment returns on shareholder-backed business	2,706	(513)	—	2,193	84.4	¢	84.4	¢
Amortisation of acquisition accounting adjustments	18	(3)	—	15	0.6	¢	0.6	¢
Gain attaching to corporate transactions	(846)	178	—	(668)	(25.7)	¢	(25.7)	¢
Based on adjusted operating profit	2,541	(467)	(22)	2,052	79.0	¢	79.0	¢

	Half year 2019
				Net of tax and	Basic		Diluted
			Non-controlling	non-controlling	earnings		earnings
	Before tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the period				1,987	76.9	¢	76.9	¢
Profit for the period from discontinued operations				(835)	(32.3)	¢	(32.3)	¢
Based on profit for the period from continuing operations	1,159	(1)	(6)	1,152	44.6	¢	44.6	¢
Short-term fluctuations in investment returns on shareholder-backed business	1,455	(407)	—	1,048	40.6	¢	40.6	¢
Amortisation of acquisition accounting adjustments	22	(4)	—	18	0.7	¢	0.7	¢
Gain attaching to corporate transactions	(17)	(18)	—	(35)	(1.4)	¢	(1.4)	¢
Based on adjusted operating profit from continuing operations	2,619	(430)	(6)	2,183	84.5	¢	84.5	¢

Summary of weighted average number of shares for calculating earnings per share

	Number of shares (in millions)
	2020	2019
Weighted average number of shares for calculation of:	Half year	Half year
Basic earnings per share	2,596	2,583
Shares under option at end of period	2	4
Shares that would have been issued at fair value on assumed option price	(2)	(3)
Diluted earnings per share	2,596	2,584